Note 2 - Business Combinations	12 Months Ended
Mar. 31, 2026
Notes to Financial Statements
Business Combination [Text Block]

2.  BUSINESS COMBINATIONS

On August 29, 2025, (the “Acquisition Date”), the Company acquired certain assets and liabilities of Century Metals & Supplies Inc. based in Miami, Florida. The Company acquired the working capital, buildings, processing and other equipment, and the related real estate of Century (the “Transaction”). In addition to the owned facilities in Miami, the Transaction also includes leased distribution and warehouse facilities in Orlando, Florida and Tampa, Florida. The operations continue as Century Metals and Supplies LLC (“Century”), a wholly owned subsidiary of the Company. Century is a metals processing company with cut-to-length and coil slitting capabilities which operates as part of the Company's flat-roll business segment. As a result of the Transaction, the Company expanded its presence in the southeastern U.S. and Latin American markets and broadened the Company's product offerings to include cold-rolled, coated, and stainless steels, as well as non-ferrous materials such as aluminum, copper, and brass.

The Transaction resulted in the Company acquiring all the ownership interests in the assets noted above, for a total consideration of approximately $51.6 million, after final net working capital adjustments. The total consideration consists of (i) approximately $45.6 million of cash at close, (ii) a five-year seller's note with a fair value of approximately $3.5 million, (iii) contingent consideration possible through earn-out provisions with an initial fair value of approximately $3.6 million and a post-closing final working capital adjustment in favor of the Company of approximately $1.1 million. The contingent consideration allows for up to $10 million in additional consideration over a four-year period based on certain performance metrics and is not contingent on the sellers employment with Century at the time of the payout and, as such, the fair value of such contingent consideration was recognized as consideration transferred.

The seller’s note was fair valued using a discounted cash flow analysis of the expected future payments, for which the significant inputs included the rate of return based on a reference rate plus a spread and the expected cash flows associated with the seller’s note over the remaining time to maturity. The contingent consideration was fair valued using a Monte Carlo simulation of the potential cash payments to the sellers utilizing an estimate of the average future EBITDA, which was discounted to present value. The significant inputs to the Monte Carlo simulation included projected future EBITDA, a discount rate, EBITDA targets, maximum payout and EBITDA volatility. Such contingent consideration is required to be measured at fair value at inception and at each reporting period. The Company performed a fair value analysis at March 31, 2026 and concluded the fair value was approximately $2.2 million. There were no changes to the valuation methodology during the subsequent reporting period. The contingent consideration liability is reported on the consolidated balance sheet under non-current contingent consideration liability and the change in fair value since initial measurement is recognized as a gain on the statement of operations.

The Transaction was accounted for using the acquisition method of accounting, in accordance with Topic 805, Business Combinations, whereby the consideration transferred and the acquired identifiable assets and liabilities assumed are recorded at their respective fair values. The excess of the consideration transferred over the fair values of these identifiable net assets is recorded as goodwill. The Transaction resulted in no residual goodwill.

Fair value of assets acquired and liabilities assumed
Accounts receivable	$12,307
Inventory	34,623
Property, plant and equipment	13,727
Operating lease right-of-use asset	2,422
Other assets	26
Accounts payable	(9,083)
Operating lease liability	(2,422)
Total	$51,600

The following unaudited pro forma consolidated operating results give effect to the Transaction as if it had been completed as of April 1, 2024 (in thousands). These pro forma amounts are not necessarily indicative of the operating results that would have occurred if the Transaction had occurred on such date. The pro forma adjustments are based on certain assumptions that we believe are reasonable.

	Year Ended March 31,
	2026	2025
Net sales	$754,518	$550,706
Earnings from operations	$30,461	$7,446

The Company's consolidated statement of operations for fiscal 2026 includes net sales of approximately $61.5 million and net earnings of approximately $2.2 million attributable to Century's operations. During fiscal 2026, the Company recorded one-time acquisition specific costs of approximately $1.3 million as a component of "Selling, general and administrative" expenses on the Consolidated Statement of Operation. Information about the debt issuance costs associated with the acquisition financing is provided in Note 4.